Document and Entity Information	Jan. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 20, 2025
Entity Registrant Name	BLACKROCK MUNICIPAL INCOME FUND, INC.
Entity Incorporation State Country Code	MD
Entity File Number	811-21348
Entity Tax Identification Number	04-3768345
Entity Address Address Line 1	50 Hudson Yards
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0001232860